Debt and Finance Leases - Senior Notes Outstanding with Early Redemption Features (Details) - Recourse Debt	Dec. 31, 2019	May 24, 2019	May 14, 2019	Sep. 30, 2018	Jun. 30, 2018	Dec. 07, 2017	Aug. 02, 2016	May 23, 2016
Senior Notes due 2026
Debt Instrument [Line Items]
Interest rate, stated percentage	7.25%							7.25%
Senior Notes due 2027
Debt Instrument [Line Items]
Interest rate, stated percentage	6.625%			6.625%			6.625%
Senior Notes due 2028
Debt Instrument [Line Items]
Interest rate, stated percentage	5.75%			5.75%	5.75%	5.75%
Senior Notes due 2029
Debt Instrument [Line Items]
Interest rate, stated percentage	5.25%	5.25%	5.25%